Amount due to a former director	12 Months Ended
Jun. 30, 2025
Amount Due To Former Director
Amount due to a former director

17.	Amount due to a former director

Amount due to a former director is denominated in Singapore Dollar. Please refer to Note 14 for the terms of the sale and purchase agreement between Rainforest Capital VCC and Dr. Kevin Yip, a former director.

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024